PROPERTY AND EQUIPMENT (Schedule of Property and Equipment) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Balance	₪ 1,430
Balance	1,495	₪ 1,430
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	3,255	2,885	₪ 2,926
Share in PHI P&E included as of Jan 1, 2019		173
Additions	401	418	337
Disposals	556	221	378
Balance	3,100	3,255	2,885
Cost [Member] | Communication network [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	1,688	1,619	1,893
Share in PHI P&E included as of Jan 1, 2019		171
Additions	83	91	48
Disposals	418	193	322
Balance	1,353	1,688	1,619
Cost [Member] | Computers, software and hardware for information systems [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	141	148	154
Share in PHI P&E included as of Jan 1, 2019		2
Additions	7	3	11
Disposals	72	12	17
Balance	76	141	148
Cost [Member] | Optic fibers and related assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	860	715	604
Additions	168	146	122
Disposals	9	1	11
Balance	1,019	860	715
Cost [Member] | Subscribers equipment and installations [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	444	280	138
Additions	138	172	146
Disposals	30	8	4
Balance	552	444	280
Cost [Member] | Property, leasehold improvements, furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	122	123	137
Additions	5	6	10
Disposals	27	7	24
Balance	100	122	123
Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	1,825	1,674	1,746
Share in PHI P&E included as of Jan 1, 2019		34
Depreciation	338	336	304
Disposals	558	219	376
Balance	1,605	1,825	1,674
Accumulated depreciation [Member] | Communication network [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	1,127	1,116	1,263
Share in PHI P&E included as of Jan 1, 2019		33
Depreciation	147	170	174
Disposals	421	192	321
Balance	853	1,127	1,116
Accumulated depreciation [Member] | Computers, software and hardware for information systems [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	107	104	108
Share in PHI P&E included as of Jan 1, 2019		1
Depreciation	11	13	13
Disposals	71	11	17
Balance	47	107	104
Accumulated depreciation [Member] | Optic fibers and related assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	325	281	253
Depreciation	55	45	39
Disposals	10	1	11
Balance	370	325	281
Accumulated depreciation [Member] | Subscribers equipment and installations [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	185	94	31
Depreciation	117	99	66
Disposals	28	8	3
Balance	274	185	94
Accumulated depreciation [Member] | Property, leasehold improvements, furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	81	79	91
Depreciation	8	9	12
Disposals	28	7	24
Balance	61	81	79
Carrying amounts, net [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	1,430	1,211
Balance	1,495	1,430	1,211
Carrying amounts, net [Member] | Communication network [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	561	503
Balance	500	561	503
Carrying amounts, net [Member] | Computers, software and hardware for information systems [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	34	44
Balance	29	34	44
Carrying amounts, net [Member] | Optic fibers and related assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	535	434
Balance	649	535	434
Carrying amounts, net [Member] | Subscribers equipment and installations [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	259	186
Balance	278	259	186
Carrying amounts, net [Member] | Property, leasehold improvements, furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	41	44
Balance	₪ 39	₪ 41	₪ 44